THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA
201 Park Avenue South
New York, New York 10003

May 5, 1999

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

     Re:  Rule 497(j) Filing
          The Guardian Cash Fund, Inc.
          Registration Nos. 811-03324, 2-74905

Commissioners:

On behalf of the above-referenced registrant, I hereby certify that:

          1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent amendment to the registrant's registration statement; and

          2. The text of the most recent amendment to the registration statement was filed electronically.

Please acknowledge receipt of this certification by CompuServe electronic mail.


Very truly yours,


/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Counsel